Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule Of Accounts Receivable and Other Current Assets

(in millions)	2016	2015
Trade accounts receivable	$507	$517
Unbilled accounts receivable	551	404
Allowance for doubtful accounts	(33)	(66)
Income tax receivable	26	—
Assets held for sale	—	38
Other	76	71
	$1,127	$964